Income Taxes - Summary of Provision For Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Current income tax provision (benefit):
U.S. federal	$ 0	$ 0
State	0	0
Total	0	0
Deferred income tax provision (benefit):
U.S. federal	(14,840)	(7,671)
State	(4,250)	(1,954)
Total	(19,090)	(9,625)
Change in valuation allowance	19,090	9,625
Total provision (benefit) for income taxes	$ 0	$ 0